BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Accounting Policy [Line Items]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
The Bunge Retirement Savings Plan (the "Plan") was established on January 1, 1971. On January 1, 2004, the Plan was amended to include participants from the Bunge Management Services Inc. Savings Plan, the Central Soya and Affiliates Thrift Savings Plan, and the non-union participants from the Bunge North America, Inc. Savings Plan.
Significant accounting policies followed by the Plan are as follows.
Basis of Accounting — The accompanying financial statements of the Plan have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").
Investment Valuation and Income Recognition — The Plan’s investment in the Bunge Defined Contribution Master Trust (the "Trust") is presented at fair value, which has been determined based on the fair value of the underlying investments of the Trust. The Trust’s investments primarily include mutual funds, Bunge Global SA's shares, and self-directed brokerage accounts, whereby a participant may elect to invest the participant's transferable account balance in a variety of options including mutual funds, other common stock, and interest-bearing cash and cash equivalents that are stated at estimated fair value based on quoted market prices. Other investments are valued using pricing models maximizing the use of observable inputs for similar securities.
The collective trust funds consist of certain trust funds that are valued at the net asset value per share as determined by the issuer based on the underlying fair value of its net assets and of a stable value fund that is composed primarily of fully benefit-responsive investment contracts that are valued at the net asset value of units of the bank collective trust.
One of the investment options offered by the Plan, the Galliard Stable Return E Fund, is a collective trust that is fully invested in contracts deemed to be fully benefit-responsive. The Plan reports its investment in the Galliard Stable Return E Fund at fair value using the net asset value of the units held by the fund at year-end as a practical expedient. The Plan previously held an investment in the collective trust of MIP II Fund, that was fully invested in contracts deemed to be fully benefit responsive, however, the Plan no longer holds this investment as of September 2025. See Note 11 - Investments Measured Using The Net Asset Value Per Share Practical Expedient, for investments held by the Trust for which fair value is measured using the net asset value per share practical expedient.
Sales and purchases of investments are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Earnings on investments are allocated to participants based on daily account balances. See Note 9 - Fair Value Measurements for discussion of fair value measurements.
Payment of Benefits — Benefit payments are recorded when paid.
Administrative Expenses — Administrative expenses of the Plan are paid by the participants as provided in the Plan document. Certain expenses of maintaining the Plan are paid directly by Bunge North America, Inc. (the "Company") and are excluded from these financial statements.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires the Plan's management to make estimates and assumptions that affect the reported amounts of assets, liabilities, accompanying notes of the Plan financial statements, and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Risks and Uncertainties — The Plan invests in the Trust, which holds various securities, primarily including mutual funds, Bunge Global SA's shares, collective trust funds, other common stock, and interest-bearing cash and cash equivalents that are stated at estimated fair valued based on quoted market prices. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities may occur in the near term and that such changes could materially affect the amounts reported in the financial statements.
Reclassifications — Certain amounts in the 2024 financial statements have been reclassified to conform with the 2025 presentation. The reclassifications included the fair value leveling of the Bunge Common Stock Fund (the "Bunge Fund"). See Footnote 9 - Fair Value Measurements. These reclassifications do not affect the financial statements for any period.
Subsequent Events — The Plan has evaluated subsequent events through June 18, 2026, the date the financial statements were available to be issued.